PROPERTY, PLANT AND EQUIPMENT - Schedule of property, plant and equipment pledged as guarantee (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	$ 1,152,191	$ 642,034
Book Value	1,197,024	495,251
Wilmington Trust Company | Airbus A319
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	0	0
Book Value	0	0
Wilmington Trust Company | Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	0	0
Book Value	0	0
Wilmington Trust Company | Boeing 767
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	0	0
Book Value	0	0
Wilmington Trust Company | Boeing 777
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	99,775	115,727
Book Value	160,418	132,643
Credit Agricole | Airbus A319
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	3,331	4,441
Book Value	1,409	2,401
Credit Agricole | Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	178,598	238,131
Book Value	118,362	114,450
Credit Agricole | Boeing 767
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	0	0
Book Value	0	0
Credit Agricole | Airbus A321
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	5,266	7,022
Book Value	3,443	3,920
Credit Agricole | Boeing 787
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	87,817	117,089
Book Value	54,259	45,703
Bank Of Utah | Boeing 787
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	146,535	159,624
Book Value	186,545	196,134
Bank Of Utah | Airbus A320N
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	170,208	0
Book Value	176,722	0
BOCOMM | Airbus A320N
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	242,188	0
Book Value	$ 254,760	0
NATIXIS
Disclosure of detailed information about property, plant and equipment [line items]
Committed Assets	Aircraft and engines
NATIXIS | Airbus A321
Disclosure of detailed information about property, plant and equipment [line items]
Existing Debt	$ 218,473	0
Book Value	$ 241,106	$ 0